Income Taxes - Summary of Income Tax Recognized in Consolidated Statement of Other Comprehensive Income (OCI) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax related to items recognized directly in OCI during the year:
Unrealized loss (gain) on cash flow hedges	$ 787	$ 216	$ (373)
Remeasurements of the net defined benefit liability	(27)	(130)	(192)
Total income tax recognized in OCI	760	86	(565)
Income tax related to items recognized directly in OCI as of year-end:
Unrealized loss (gain) on derivative financial instruments	573	(212)	(481)
Comprehensive loss (income) to be reclassified to profit or loss in subsequent periods	573	(212)	(481)
Re-measurements of the net defined benefit liability	(408)	(378)	(240)
Balance of income tax in AOCI	$ 165	$ (590)	$ (721)